RECEIVABLES, NET - NON CURRENT AND CURRENT (Non-Current Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables, net [Abstract]
Receivables with related parties (Notes 26 and 14 (a))	$ 135,124	$ 127,008
Employee advances and loans	28,812	21,729
Advances to suppliers for the purchase of property, plant and equipment (1)	181,962	44,067
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26) (1)	123,599	2,444
Other tax credits	356,687	117,111
Judicial deposits and other receivables	178,602	0
Others	68,459	6,331
Receivables, net – Non-current	$ 1,073,245	$ 318,690